Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

17. COMMITMENTS AND CONTINGENCIES

In 2000, FCI entered into a government grant agreement with Korea's Ministry of Knowledge Economy ("MKE") to develop new technologies. The agreement requires FCI, in accordance with the Industrial Technology Development Operation Guideline ("Guideline") issued by MKE, to repay 20-30% of funds received and accordingly the Company has recorded the repayment obligations as current and long-term payables. The remaining 70-80% of funds received in the amount of NT$127,404 thousand were recognized in periods when costs funded by the grant are incurred. If the project is unsuccessful, the agreement requires FCI to repay 100% of the funds received. As of December 31, 2011, FCI had thus far not been required to repay grant funds under the agreement with MKE and FCI has determined that no contingent liabilities were required as of December 31, 2010 and 2011 based on historical experience and assessed probability of project success. In addition, if projects are not successful and FCI is deemed to have conducted the project with due care, we believe it is reasonable that FCI will be released from its repayment obligations.

FCI provided their employees with collateral for personal loans by depositing at a designated bank NT$25,693 thousand and NT$26,132 thousand (US$863 thousand) at December 31, 2010 and 2011. Such amounts were accounted for as restricted cash.

Operating Leases

The Company entered into various operating lease agreements for office space that expire on various dates through March 2017. The Company recognized rent expense for the years ended December 31, 2009, 2010 and 2011 of NT$43,838 thousand, NT$31,090 thousand and NT$44,355 thousand (US$1,465 thousand), respectively. The minimum operating lease payments expected under these leases as of December 31, 2011 were NT$26,544 thousand, NT$20,582 thousand, NT$9,773 thousand, NT$3,896 thousand, and NT$4,005 thousand for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Litigation

The Company is subject to legal proceedings and claims, either asserted or unasserted, which arise in the ordinary course of business. Although the outcome of such proceedings and claims cannot be predicted with certainty, management does not believe that the outcome of any of these matters will have a material adverse effect on our business, results of operations, financial position or cash flows. Any litigation, however, involves potential risk and potentially significant litigation costs, and therefore there can be no assurance that any litigation which is now pending or which may arise in the future would not have such a material adverse effect on our business, financial position, results of operations or cash flows.

On May 1, 2005, SMI Taiwan incurred a loss on inventory in the possession of a subcontractor, Advanced Semiconductor Engineering Inc. ("ASE") due to a fire. On December 12, 2005, SMI Taiwan filed an action against ASE with the Taiwan Taoyuan District Court. SMI Taiwan alleged that ASE destroyed the wafers which SMI Taiwan had sub-contracted to ASE with the OEM Agreement between SMI and ASE, and that ASE should pay SMI Taiwan a sum of NT$77,218 thousand for damages, an amount exceeding the book value of lost inventory. After consultation with the Company's outside legal counsel, the Company believed it was highly probable for the Company to receive reimbursement for the lost inventory at full book value, and the Company subsequently recorded NT$41,226 thousand of inventory loss, offset by NT$41,226 thousand of fire loss reimbursement recorded as other receivable, resulting in zero impact to the earnings for the year ended December 31, 2005. In connection with the inventory loss, the Company also recorded NT$8,122 thousand under operating expenses for amounts paid to certain customers for delays in shipments caused by the fire. In December 2006, the Company wrote-off other receivable related to the reimbursement of the fire loss as the collection of which was doubtful. In April 2010, ASE settled with SMI Taiwan by paying a settlement fee NT$35,000 thousand. On April 28, 2010, the Taiwan Taoyuan District Court granted a motion to dismiss the claim filed by SMI Taiwan against ASE.

On October 23, 2007, SanDisk Corp. ("SanDisk") filed a complaint with the United States International Trade Commission ("ITC") against multiple respondents, including Silicon Motion Technology Corp., SMI Taiwan and SMI USA (in aggregate "Silicon Motion"). SanDisk claimed that certain Silicon Motion flash memory controllers and products containing these Silicon Motion flash memory controllers infringed specific SanDisk patents. The complaint requested the ITC institute an investigation into the matter and sought a permanent exclusion order to exclude from entry into the United States all flash memory controllers and products containing controllers that infringe any of the asserted patents. The complaint also sought a permanent cease and desist order, directing respondents to cease and desist from marketing, advertising, demonstrating, sampling, warehousing inventory for distribution, offering for sale, selling, distributing, licensing, or using any flash memory controllers and products containing flash controllers that infringe any of the asserted patents. On December 6, 2007, the ITC instituted an investigation, identifying forty-seven companies, including Silicon Motion, as respondents. An ITC hearing was held as scheduled from October 27 through November 5, 2008. In post-hearing briefing, the Office of Unfair Import Investigation ("OUII") Staff Attorney agreed with our position that none of the Silicon Motion controllers infringed the SanDisk patents in suit. On April 10, 2009, the Administrative Judge of the ITC issued an initial determination that Silicon Motion flash controllers and products containing these Silicon Motion flash controllers did not infringe the patents of SanDisk. On October 23, 2009, the ITC determined that Silicon Motion was not in violation of Section 337 of the Tariff Act of 1930 and terminated its investigation.

On October 24, 2007, SanDisk filed two complaints, for alleged patent infringement against multiple defendants, including Silicon Motion in the United States District Court for the Western District of Wisconsin. The complaints alleged that Silicon Motion's flash memory controllers infringed certain SanDisk patents and sought unspecified damages, injunctive relief, a trebling of damages for alleged willful conduct and attorneys' fees. Both cases were stayed until SanDisk's ITC proceeding became final. SanDisk entered into a settlement with Silicon Motion and no settlement payments were required from Silicon Motion. On February 4, 2010, the Court ordered the dismissal of SanDisk's claims against Silicon Motion without prejudice pursuant to SanDisk's requests.

All American Semiconductor, Inc. ("All American" or "AASI") was a former distributor for the Company. On April 25, 2007, All American filed for Chapter 11 bankruptcy protection. At the time of the filing, the Company had US$256 thousand of unpaid accounts receivable from All American. On April 17, 2009, SMI USA and related entities were named as defendants in an adversary proceeding filed by the AASI Creditor Liquidating Trust ("CLT") in the bankruptcy case pending in the U.S. Bankruptcy Court for the Southern District of Florida. The CLT was seeking the return of allegedly avoidable transfers in the amount of NT$27,977 thousand (US$854 thousand). The Company filed an answer and affirmative defenses. In March 2010, SMI USA settled with the CLT by paying the amount of US$220 thousand and on April 1, 2010, the Bankruptcy Court granted the motion to approve stipulations to compromise controversy. On August 23, 2010, the Court entered an order dismissing the adversary proceeding. In June 2011, Liquidating Trustee for the CLT filed the AASI Creditor Liquidating Trustee's Seventeenth Omnibus Objection to Claims but in August 2011, withdrew it with respect to SMI USA's proof of claim. According to the CLT's letter dated September 9, 2011, it is currently finalizing its claims review process and preparing for distribution to beneficiaries who are holders of allowed claims.

In 2006, FCI joined with other technology companies and invested in the Pangyo Silicon Park Construction Project Cooperative ("Pangyo Cooperative") in Korea. In July 2010, FCI, TLi Inc. ("TLI"), OCI Materials Co., Ltd ("OCI") and other companies withdrew from the Pangyo Cooperative and forfeited 10% of their total investment. FCI believes its loss was caused by bad will actions taken by TLI. In December 2011, FCI and OCI together filed a complaint against TLI at the Suwon District Court in Korea and expect court pleadings to begin in May 2012.

In connection with the settlements above, there is a reversal of related accounts payables of nil, NT$10,000 thousand and nil in 2009, 2010 and 2011.